Provisions for Contingent Loans Credit Risk - Schedule of Credit Risk for Contingent Loans (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Outstanding exposure [Member]
Schedule of Credit Risk for Contingent Loans [Line Items]
Warranty by endorsement and sureties	$ 288,710	$ 336,737
Confirmed foreign letters of credit	186,843	160,856
Issued foreign letters of credit	262,916	281,360
Performance guarantees	3,173,261	3,124,626
Undrawn credit lines	11,453,782	11,125,300
Other commitments	69,191	51,889
Total	15,434,703	15,080,768
ECL [Member]
Schedule of Credit Risk for Contingent Loans [Line Items]
Warranty by endorsement and sureties	1,884	1,505
Confirmed foreign letters of credit	161	92
Issued foreign letters of credit	400	321
Performance guarantees	18,190	16,923
Undrawn credit lines	64,810	68,555
Other commitments	262	89
Total	$ 85,707	$ 87,485